BUSINESS OVERVIEW AND BASIS OF PRESENTATION	6 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BUSINESS OVERVIEW AND BASIS OF PRESENTATION

NOTE－1 BUSINESS OVERVIEW AND BASIS OF PRESENTATION

ROMA Green Finance Limited (“ROMA”) is incorporated under the laws of Cayman Islands with limited liability on April 11, 2022. ROMA, through its subsidiaries (collectively referred to as the “Company”) is mainly engaged in the provision of environmental, social and governance (“ESG”), corporate governance and risk management as well as sustainability and climate change related advisory services.

Description of subsidiaries incorporated and controlled by the Company:

Name	Background		Effective ownership

Lucky Time Ventures Limited	●	British Virgin Islands company	100% owned by ROMA
(“LTV”)	●	Incorporated on February 8, 2022
	●	Issued and outstanding 100 ordinary shares for USD 100
	●	Investment holding

Roma Risk Advisory Limited	●	Hong Kong company	100% owned by LTV
(“RRA”)	●	Incorporated on August 2, 2018
	●	Issued and outstanding 1 ordinary share for HKD1
	●	Provision of ESG, corporate governance and risk management as well as sustainability and climate change related advisory services

Roma Advisory Pte. Ltd.	●	Singaporean company	100% owned by RRA
(“Roma (S)”)	●	Incorporated on January 3, 2022
	●	Issued and outstanding 100 ordinary shares for SGD100
	●	Provision of ESG, corporate governance and risk management as well as sustainability and climate change related advisory services

The Company and its subsidiaries are hereinafter referred to as (the “Company”).

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 AND 2024

The registration statement for the Company’s Initial Public Offering (the “Offering”) was declared effective by the SEC on December 29, 2023. On January 11, 2024, the Company consummated the Offering of 2,449,943 ordinary shares at a price to the public of $4.00 per share. The aggregate gross proceeds from the Offering amounted to $9,799,772, prior to deducting underwriting discounts, commissions and offering-related expenses